GOODWILL (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Seamless Group Inc. [Member]
SCHEDULE OF GOODWILL
Goodwill
US$

Balance as of January 1, 2023, December 31, 2023 and March 31, 2024	27,001,383

Changes in the carrying amount of goodwill for the years ended December 31, 2023 and 2022 were as follows:

Goodwill
US$

Balance as of January 1, 2022	19,229,528
Goodwill from acquisition	7,771,855
Balance as of December 31, 2022, January 1, 2023 and December 31, 2023	27,001,383